CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 50,853	$ 55,222
Restricted cash	5,123	9,766
Bank deposits	31,356	34,002
Accounts receivable, net	80,827	70,442
Prepaid expenses and other current assets	9,145	7,125
Total current assets	177,304	176,557
Deferred tax assets, net	667	1,575
Investments	267	249
Deposits	1,877	2,564
Restricted cash	1,439	2,037
Property and equipment, net	4,750	5,194
Operating leases right of use assets	13,530	7,398
Goodwill	653	668
Other assets	987	854
Total assets	201,474	197,096
CURRENT LIABILITIES:
Notes payable - financial institutions	3,939	209
Accounts payable	6,728	6,601
Accrued expenses and other current liabilities	58,556	52,470
Value added tax (VAT) payable	11,741	10,759
Income taxes payable	4,935	6,652
Operating lease liabilities, current	4,248	3,804
Total current liabilities	90,147	80,495
Operating lease liabilities, non current	9,239	3,645
Other liabilities	18,042	22,038
Total liabilities	117,428	106,178
COMMITMENTS AND CONTINGENCIES
REDEEMABLE NON-CONTROLLING INTERESTS	90,903	93,521
SHAREHOLDERS' DEFICIT:
Common stock, 0.45 Euro par value; 150,000,000 shares authorized as of June 30, 2024 and December 31, 2023; 37,433,333 shares issued and outstanding as of June 30, 2024 and December 31, 2023	19,186	19,186
Additional paid-in capital	19,839	17,818
Accumulated deficit	(36,181)	(31,440)
Accumulated other comprehensive loss	(7,902)	(8,117)
Treasury shares	(1,518)	(1,518)
Non controlling interest in subsidaries	(281)	1,468
Total shareholders' deficit	(6,857)	(2,603)
Total liabilities and shareholders' deficit	$ 201,474	$ 197,096